SHARE-BASED COMPENSATION - Waiver of subscription receivable due from a shareholder (Details)				12 Months Ended
	Jul. 15, 2020 shares	Mar. 25, 2020 shares	Jun. 10, 2016 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	3,501,087	3,706,745
Mr. Changxun Sun
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued			16,982,978
Aggregate consideration | $			$ 3,674,376
Share-based compensation expenses				¥ 23,218,856	$ 3,672,678